AB InBev companies	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
AB InBev companies
34. AB InBev companies
The most important AB InBev companies included in the consolidation scope are listed below. The complete list of the company’s investments is available at AB InBev NV, Brouwerijplein 1,
B-3000
Leuven, Belgium. The address of the registered office of the company is Grand Place 1, 1000 Brussels, Belgium.
LIST OF THE MOST IMPORTANT FULLY CONSOLIDATED COMPANIES

Name and registered office of the fully consolidated companies	% economic interest as at 31 December 2024

Argentina
Cerveceria y Malteria Quilmes Saica Y G - Charcas 5160 - C1425BOF - Buenos Aires	61.63%

Belgium
Anheuser-Busch InBev SA/NV - Grand Place 1 - 1000 - Brussels	Consolidating
Brasserie de l’Abbaye de Leffe S.A. - Place de l’Abbaye, 1 - 5500 - Dinant	98.54%
Brouwerij van Hoegaarden N.V. - Stoopkensstraat 46 - 3320 - Hoegaarden	100.00%
Cobrew N.V - Brouwerijplein 1, 3000 - Leuven	100.00%
InBev Belgium BV/SRL - Boulevard Industriel, 21 - 1070 Anderlecht	100.00%

Bolivia
Cervecería Boliviana Nacional S.A. - Av. Montes 400 & Calle Chuquisaca No. 121, Zona Challapampa - La Paz	52.69%

Botswana
Kgalagadi Breweries (Pty) Ltd - Grant Thornton Business Services, Plot 50370, Acumen Park, Fairgrounds - Gaborone¹	31.06%

Brazil
Ambev S.A. - Rua Dr. Renato Paes de Barros 1017, 3° Andar Itaim Bibi - São Paulo	61.74%

Canada
Labatt Brewing Company Limited - 207 Queen’s Quay West, Suite 299 - M5J 1A7 - Toronto	61.74%

Chile
Cerveceria Chile S.A - Av. Presidente Eduardo Frei Montalva 9600, Quilicura - 8700000 Santiago de Chile	61.74%

China
Anheuser-Busch Inbev (China) Sales Company Limited - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	87.22%
Anheuser-Busch InBev (Wuhan) Brewing Co., Ltd. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	84.66%
Anheuser-Busch InBev Sedrin Brewery Co., Ltd - No.1 West Xuejin Avenue,Hanjiang District - 351111 - Putian City, Fujian Province	87.22%
Anheuser-Busch InBev Southeast Sales Co., Ltd. - No.1 West Xuejin Avenue, Hanjiang District, Putian, Fujian , P.R.China - 351111 - Putian City, Fujian Province	87.22%
Blue Girl Beer (Guangzhou) Co. Ltd - Units 2101,21/F, Tower A, China International Centre, 33 Zhongshan San Road - 510000 - Guangzhou City	56.69%

Colombia
Bavaria & Cia S.C.A. - Carrera 53 A, No 127 - 35 - 110221 - Bogota	99.04%

Czech Republic
Pivovar Samson s.r.o. - Lidická 458/51, 37001 - České Budějovice	100.00%

Dominican Republic
Cervecería Nacional Dominicana S.A. - Autopista 30 de Mayo Km 61/2, Distrito Nacional - A.P. 10100 - Santo Domingo 2	59.76%

Ecuador
Cervecería Nacional S.A. - Via a daule km 16,5 y Av. Pascuales S/N y Av. Río Daule - EC090150—Guayaquil, Guayas	95.58%

El Salvador
La Constancia Ltda de C.V. - Avenida Independencia, No 526 - PBX (503) 2209-7555 - San Salvador	100.00%

France
AB InBev France S.A.S. - 1, Place de la Gare, 59800 - Lille	100.00%

1	The group’s shares entitle the holder to twice the voting rights.
2	97% owned by Ambev S.A.

Germany
Anheuser-Busch InBev Deutschland GmbH & Co. KG - Am Deich 18/19 - 28199 - Bremen	100.00%
Anheuser-Busch InBev Germany Holding GmbH - Am Deich 18/19 - 28199 - Bremen	100.00%

Ghana
Accra Brewery PLC - 20 Graphic Road, South Industrial Area - Box GP1219 - Accra	61.80%

Honduras
Cervecería Hondureña S.A. de C.V. - Boulevard del Norte - Postal No. 86 - San Pedro Sula	99.61%

Hong Kong
Budweiser Brewing Company APAC Limited - Room 2701, 27/F, Hysan Place, 500 Hennessy Road, Causeway Bay - Hong Kong	87.22%

India
Crown Beers India Private Limited - 510/511, Minerva House, Sarojini Devi Road - 500003 - Secunderabad, Telangana	87.22%
Anheuser Busch InBev India Limited - Unit No.301-302, Dynasty Business Park, 3rd Floor Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra	87.07%

Italy
Anheuser-Busch InBev Italia - Piazza Gae Aulenti n. 8, 20154 - Milano	100.00%

Luxembourg
Brasserie de Luxembourg Mousel-Diekirch S.A. - Rue de la Brasserie, 1 - L-9214 - Diekirch	98.30%

Mexico
Cervecería Modelo de México S. de R.L. de C.V. - Cerrada de Palomas 22, 6th Floor, Reforma Social, Miguel Hidalgo, 11650 - Mexico City	100.00%

Mozambique
Cervejas De Moçambique SA - Rua do Jardim 1329 - Maputo	51.47%

Netherlands
AB InBev Africa B.V. - Ceresstraat 1 - 4811 CA - Breda	62.00%
InBev Nederland N.V. - Ceresstraat 1 - 4811 CA - Breda	100.00%

Nigeria
International Breweries PLC - 22/36 Glover Road - Lagos, Ikoyi	68.31%

Panama
Cervecería Nacional S. de R.L. - Complejo Business Park, Costa del Este Torre Oeste, Piso No.2 - Panamá	61.74%

Paraguay
Cervecería Paraguaya S.A. - Ruta Acceso Sur Km 30 s/ Desvío a Villeta N° 825	53.93%

Peru
Compania Cervecera AmBev Peru S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - 25 - Lima	100.00%
Unión de Cervecerías Peruanas Backus y Johnston S.A.A. - Av. Nicolas Ayllon 3986, Ate - 3 - Lima	96.78%

South Africa
SABSA Holdings (Pty) Ltd - 65 Park Lane, Sandown - 2001 - Johannesburg	100.00%
The South African Breweries (Pty) Ltd - 65 Park Lane, Sandown - 2146 - Johannesburg	100.00%

South Korea
Oriental Brewery Co Ltd - 517, Yeongdong-daero, Gangam-gu, Seoul - Asem Tower 8th floor - Seoul	87.22%

Spain
Compañía Cervecera de Canarias S.A. - C/ Mali, 7 (38320 La Laguna - Santa Cruz de Tenerife)	51.03%

Switzerland
Anheuser-Busch InBev International GmbH - Suurstoffi 22 - 6343 - Rotkreuz	100.00%
BEES Global AG - Suurstoffi 22 - 6343 - Rotkreuz	100.00%
Anheuser-Busch InBev International GmbH	100.00%

Tanzania
Tanzania Breweries PLC - Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District - Dar es Salaam¹	39.65%

1	The company is consolidated due to the group’s majority shareholders and ability to control the operations.

Uganda
Nile Breweries Ltd - Plot M90 Yusuf Lule Road, Njeru - P.O. Box 762 - Jinja	61.76%

United Kingdom
AB InBev Holdings Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
AB InBev International Brands Limited - AB InBev House, Church Street West, Woking, Surrey, GU21 6HT	100.00%
AB InBev UK Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ABI SAB Group Holding Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ABI UK Holding 1 Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ABI UK Holding 2 Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%

United States
Anheuser-Busch Americas Holdings LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch Companies LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch InBev Worldwide Inc. - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch International LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch North American Holding LLC - One Busch Place - MO 63118 - St. Louis	100.00%
Anheuser-Busch America Investments LLC - One Busch Place - MO 63118 - St. Louis	100.00%
AB MAZ Holdings LLC - One Busch Place - MO 63118 - St. Louis	100.00%
MCC Holding Company LLC - One Busch Place - MO 63118 - St. Louis	50.10%

Uruguay
Cerveceria y Malteria Paysandu S.A. - Cesar Cortinas, 2037 - C.P. 11500 Montevideo	61.74%

Vietnam
Anheuser-Busch InBev Vietnam Brewery Co., Ltd - 2 VSIP II-A, Street No. 28 - 820000 - Tan Uyen Town, Binh Duong Province	87.22%

Zambia
Zambian Breweries PLC - Plot No 6438, Mungwi Road - P.O. Box 31293 - Lusaka	54.02%
LIST OF THE MOST IMPORTANT COMPANIES CONSOLIDATED BY APPLYING THE EQUITY METHOD OF ACCOUNTING (ASSOCIATES)

Name and registered office of associates	% economic interest as at 31 December 2024

France
Société des brasseries et glacières internationales S.A. - 2 rue du Colonel Driant, 1er - 75008 - Paris 1	20.00%

Luxembourg
B.I.H. Brasseries Internationales Holding (Angola) Limited - 34-38 Avenue de la Liberté - 1930 Luxembourg 1	27.50%
B.I.H. Brasseries Internationales Holding Limited - 34-38 Avenue de la Liberté - 1930 Luxembourg 1	20.00%

Netherlands
AB InBev Efes B.V. - 1227 Strawinskylaan - 1077XX Amsterdam	50.00%

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii A.S. - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul	24.00%

Zimbabwe
Delta Corporation Limited - Sable House, Northridge Close, Borrowdale - P.O. Box BW 343 - Harare	24.48%

1	Related to Castel group.